OPTIONS (Details) (USD $)	9 Months Ended	0 Months Ended														0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013	Jul. 29, 2013 Options granted on July 29, 2013	Jul. 29, 2013 Options granted on July 29, 2013 Options vested on July 29, 2014	Jul. 29, 2013 Options granted on July 29, 2013 Options vested on July 29, 2015	Aug. 20, 2013 Options granted one, on August 20, 2013	Aug. 20, 2013 Options granted one, on August 20, 2013 Minimum	Aug. 20, 2013 Options granted one, on August 20, 2013 Options vested in February 2014	Aug. 20, 2013 Options granted one, on August 20, 2013 Options vested in August 2014	Aug. 20, 2013 Options granted two, on August 20, 2013	Aug. 20, 2013 Options granted two, on August 20, 2013 Immediate vesting	Aug. 20, 2013 Options granted two, on August 20, 2013 Vesting every 90 days	Aug. 20, 2013 Options granted three, on August 20, 2013	Aug. 20, 2013 Options granted three, on August 20, 2013 Immediate vesting	Aug. 20, 2013 Options granted three, on August 20, 2013 Vesting every 90 days	Sep. 30, 2013 2013 Incentive Compensation Plan	May 10, 2013 2012 Incentive Compensation Plan	Sep. 30, 2013 2012 Incentive Compensation Plan	Dec. 31, 2012 2012 Incentive Compensation Plan	Sep. 30, 2013 2012 Incentive Compensation Plan Minimum	Sep. 30, 2013 2012 Incentive Compensation Plan Maximum
Options
Options issued and outstanding																	4,427,500	2,820,000
Authorized shares in plan															5,000,000		5,000,000	5,000,000
Balance of shares remaining in plan for disbursement															4,400,000		30,000	2,180,000
Options Granted		350,000			300,000				600,000			100,000				400,000	1,750,000
Vesting percentage			50.00%	50.00%			50.00%	50.00%		50.00%	12.50%		50.00%	12.50%		50.00%		25.00%
Vesting period of options, anniversary date of grant date											90 days			90 days		90 days		6 months
Granted (in dollars per share)		$ 0.35				$ 0.40			$ 0.50			$ 0.50				$ 1.00	$ 0.58	$ 0.25
Expected term																		3 years 3 months	1 year 5 months 1 day	3 years 3 months
Expected volatility (as a percent)																	100.00%	250.00%
Risk-free interest rate (as a percent)																		0.39%	0.82%	1.57%
Expected dividend yield (as a percent)																	0.00%	0.00%
Grant date fair value of options																	$ 439,748	$ 688,005
Options based expense	$ 286,770																$ 257,275	$ 12,103